MAIRS AND POWER GROWTH FUND, INC.

W1520 First National Bank Building

332 Minnesota Street

SAINT PAUL, MINNESOTA 55101-1363

Telephone (800) 304-7404 / (651) 222-8478

Fax (651) 287-0119

February 26, 2010

EDGAR CORRESPONDENCE

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549-0506

Re:                             Mairs and Power Growth Fund, Inc.

CIK No 61628

Ladies and Gentlemen:

Enclosed herewith for filing is the Mairs and Power Growth Fund, Inc. (the “Fund”) preliminary N-1A Registration Statement (Post-Effective Amendment No. 64) filed pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended.

Please be advised that the Fund’s Consent Letter from Ernst & Young LLP will be included in the final N-1A Registration Statement filing pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

Any questions or comments regarding this filing should be directed to Lisa J. Hartzell, Treasurer of the Fund, telephone (651) 222-8478 or James D. Alt, of Dorsey & Whitney LLP, legal counsel to the Fund, at (612) 340-2803.

Respectfully submitted,

Mairs and Power Growth Fund, Inc.

By:	/s/ Lisa J. Hartzell
Lisa J. Hartzell, Treasurer

cc: James A. Alt, Esq.